Northern Lights Fund Trust

Princeton Long/Short Treasury Fund

Incorporated herein by reference is the definitive version of the supplement for Princeton Long/Short Treasury Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 12, 2017 (SEC Accession No. 0001580642-17-000178).